Restructuring Plans (Tables) (Restructuring Plan 2012 and Prior Years)	3 Months Ended
Mar. 31, 2013
Restructuring Plan 2012 and Prior Years
Restructuring Plans
Summary of activity for the restructuring accrual
(in millions)
Accrued balance at December 31, 2012	$193
2013 restructuring charges	9
Payments and other adjustments	(24)
Accrued balance at March 31, 2013	$178